J.P. MORGAN EXCHANGE-TRADED FUND TRUST

270 Park Avenue

New York, New York 10017

August 14, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) on behalf of

JPMorgan Global Bond Opportunities ETF (the “Fund”)

File No. 811-22903 and 333-191837

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund does not differ from the Prospectus and Statement of Additional Information contained in the Post-Effective Amendment No. 136 (Amendment No. 138 under the Investment Company Act of 1940) filed electronically on August 9, 2017.

If you have any questions, please call the undersigned at (212) 270-6803.

Sincerely,

/s/ Zachary Vonnegut-Gabovitch

Zachary Vonnegut-Gabovitch

Assistant Secretary